Debt and Capital Leases (Credit Facility) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended				1 Months Ended	12 Months Ended		12 Months Ended		12 Months Ended				1 Months Ended												1 Months Ended		1 Months Ended			1 Months Ended		1 Months Ended				1 Months Ended													1 Months Ended			12 Months Ended			1 Months Ended					0 Months Ended	1 Months Ended					1 Months Ended				1 Months Ended	12 Months Ended	1 Months Ended		1 Months Ended					1 Months Ended			1 Months Ended		1 Months Ended		1 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Nov. 17, 2011	Sep. 30, 2010 GenConn Energy LLC	Dec. 31, 2011 GenConn Energy LLC	Dec. 31, 2011 Senior Credit Facility 2011 [Member]	Dec. 31, 2011 Indian River Power LLC, tax-exempt bonds, due 2045	Oct. 12, 2010 Indian River Power LLC, tax-exempt bonds, due 2045	Dec. 31, 2011 Indian River Power LLC, tax-exempt bonds, due 2040	Dec. 10, 2010 Indian River Power LLC, tax-exempt bonds, due 2040	Feb. 01, 2010 Dunkirk Power LLC, tax-exempt bonds, due 2042	Apr. 15, 2009 Dunkirk Power LLC, tax-exempt bonds, due 2042	Apr. 30, 2011 Ivanpah Credit Agreement	Dec. 31, 2011 Ivanpah Credit Agreement	Apr. 05, 2011 Ivanpah Credit Agreement	Dec. 31, 2011 Solar Partners I, due June 27, 2014		Dec. 31, 2011 Solar Partners I, due June 27, 2033	Dec. 31, 2011 Solar Partners II, due February 27, 2014		Dec. 31, 2011 Solar Partners II, due February 27, 2038	Dec. 31, 2011 Solar Partners VIII, due October 27, 2014		Dec. 31, 2011 Solar Partners VIII, due October 27, 2038	Jun. 30, 2002 NRG Peaker Finance Co. LLC, bonds, due 2019	Dec. 31, 2011 NRG Peaker Finance Co. LLC, bonds, due 2019	Aug. 31, 2011 Agua Caliente Solar, LLC, due 2037	Dec. 31, 2011 Agua Caliente Solar, LLC, due 2037	Aug. 05, 2011 Agua Caliente Solar, LLC, due 2037	Aug. 31, 2011 NRG West Holdings LLC, term loan, due 2023	Aug. 23, 2011 NRG West Holdings LLC, term loan, due 2023	Aug. 31, 2011 West Holdings Credit Agreement Tranche A	Dec. 31, 2011 West Holdings Credit Agreement Tranche A	Aug. 23, 2011 West Holdings Credit Agreement Tranche A	Aug. 23, 2011 West Holdings Credit Agreement Tranche B	Aug. 31, 2011 West Holdings Credit Agreement Tranche B Minimum [Member]	Aug. 31, 2011 West Holdings Credit Agreement Tranche B Maximum [Member]	Dec. 31, 2011 West Holdings PPA	Dec. 31, 2011 West Holding Collateral Agent	Dec. 31, 2011 West Holdings Working Capital Facility	Dec. 31, 2011 NRG Energy Center Minneapolis LLC, senior secured notes, due June 2013	Dec. 31, 1993 NRG Energy Center Minneapolis LLC, senior secured notes, due June 2013	Dec. 31, 2011 NRG Energy Center Minneapolis LLC, Series A senior secured notes, due August 2017	Dec. 31, 2002 NRG Energy Center Minneapolis LLC, Series A senior secured notes, due August 2017	Dec. 31, 2011 NRG Energy Center Minneapolis LLC, Series B senior secured notes, due August 2017	Dec. 31, 2002 NRG Energy Center Minneapolis LLC, Series B senior secured notes, due August 2017	Dec. 31, 2011 NRG Energy Center Minneapolis LLC, Series C senior secured notes, due June 2025	Dec. 31, 2010 NRG Energy Center Minneapolis LLC, Series C senior secured notes, due June 2025	Jun. 30, 2010 South Trent Wind LLC, financing agreement, due 2020	Dec. 31, 2011 South Trent Wind LLC, financing agreement, due 2020	Jun. 14, 2010 South Trent Wind LLC, financing agreement, due 2020	Dec. 31, 2011 Solar Power Partners - SPP Fund II term loan, due 2017	Dec. 31, 2011 Solar Power Partners - SPP Fund II-B term loan, due 2017	Dec. 31, 2011 Solar Power Partners - SPP Fund III LLC term loan, due 2024	May 31, 2011 NRG Roadrunner LLC, due 2031 year	Dec. 31, 2011 NRG Roadrunner LLC, due 2031	May 25, 2011 NRG Roadrunner LLC, due 2031	May 25, 2011 NRG Roadrunner LLC, due 2031 Minimum [Member]	May 25, 2011 NRG Roadrunner LLC, due 2031 Maximum [Member]	Jan. 06, 2012 NRG Roadrunner LLC, due 2031 Financing	Jun. 30, 2010 NRG Solar Blythe LLC, credit agreement, due 2028	Dec. 31, 2011 NRG Solar Blythe LLC, credit agreement, due 2028	Jun. 24, 2010 NRG Solar Blythe LLC, credit agreement, due 2028	Jun. 24, 2010 NRG Solar Blythe LLC, credit agreement, due 2028 Minimum [Member]	Jun. 24, 2010 NRG Solar Blythe LLC, credit agreement, due 2028 Maximum [Member]	Nov. 30, 2011 CVSR Financing Agreement	Sep. 30, 2011 CVSR Financing Agreement	Nov. 17, 2011 CVSR Financing Agreement	Dec. 31, 2011 NRG Connecticut Peaking Development LLC, equity bridge loan facility, due 2010 and 2011	Sep. 30, 2010 NRG Connecticut Peaking Development LLC, equity bridge loan facility, due 2010 and 2011 Devon project	Dec. 31, 2011 NRG Connecticut Peaking Development LLC, equity bridge loan facility, due 2010 and 2011 Devon project GenConn Energy LLC	Jun. 30, 2011 NRG Connecticut Peaking Development LLC, equity bridge loan facility, due 2010 and 2011 Middletown project	Dec. 31, 2011 NRG Repowering Holdings LLC Recolving Credit Facility	Jan. 31, 2012 NRG Repowering Holdings LLC Working Capital Facility Financing	Jan. 25, 2012 NRG Repowering Holdings LLC Working Capital Facility Financing	Jan. 25, 2012 NRG Repowering Holdings LLC Letter of Credit Facility Financing	Dec. 31, 2011 NINA TANE Facility, due 2012	Dec. 31, 2011 NINA Shaw Facility, due 2013	Jul. 31, 2011 Line of Credit [Member] Senior Credit Facility 2011 [Member]	Dec. 31, 2011 Line of Credit [Member] Senior Credit Facility 2011 [Member]	Jul. 02, 2011 Line of Credit [Member] Senior Credit Facility 2011 [Member]	Jul. 31, 2011 Term Loan Facility [Member] Senior Credit Facility 2011 [Member]	Jul. 02, 2011 Term Loan Facility [Member] Senior Credit Facility 2011 [Member]	Jul. 31, 2011 Term Loan Facility [Member] Senior Credit Facility 2011 [Member] Minimum [Member]	Jul. 02, 2011 Term Loan Facility [Member] Senior Credit Facility 2011 [Member] Minimum [Member]	May 31, 2011 Letter of Credit [Member] NRG Roadrunner LLC, due 2031	Dec. 31, 2011 Letter of Credit [Member] NRG Roadrunner LLC, due 2031	May 25, 2011 Letter of Credit [Member] NRG Roadrunner LLC, due 2031	Jan. 06, 2012 Letter of Credit [Member] NRG Roadrunner LLC, due 2031 Financing	Dec. 31, 2011 Bridge Loan [Member] NRG Roadrunner LLC, due 2031	May 25, 2011 Bridge Loan [Member] NRG Roadrunner LLC, due 2031
Debt Instrument [Line Items]
Maximum borrowing capacity under line of credit facility															$ 1,627	$ 1,600	$ 159	[1]	$ 392	$ 132	[1]	$ 387	$ 117	[1]	$ 440					$ 967		$ 540			$ 480	$ 60			$ 90	$ 48	$ 10											$ 10			$ 75													$ 1,200								$ 10	$ 80					$ 2,300		$ 1,600					$ 5
Long-term Construction Loan																																																							44
Variable rate basis														U.S. Treasury														U.S. Treasury			LIBOR																			LIBOR			LIBOR	LIBOR	LIBOR	LIBOR						LIBOR						U.S. Treasury							LIBOR					LIBOR			LIBOR		LIBOR
Debt instrument, interest rate over variable rate (as a percent)																0.375%														0.375%																						2.50%	3.50%	3.50%	3.50%			2.01%	2.10%	2.76%					2.50%	3.75%		0.375%		2.00%						3.50%						2.75%		3.00%		1.00%
Percentage of increase at each interest rate escalation period (as a percent)																																	0.125%				0.125%	0.25%																		0.25%
Construction loan, amount borrowed															874		154	[1]	136	129	[1]	185	111	[1]	159																																																																		47	47
Weighted average interest rate on amounts borrowed (as a percent)																	1.678%	[1]	3.181%	1.609%	[1]	3.458%	1.997%	[1]	3.561%
Percentage of face value debt was issued at (as a percent)																																																																																			99.75%
Percentage of loan to be repaid on quarterly basis (as a percent)																																																																																			0.25%
Loss on extinguishment of debt	175	2	20																																																																													13			19
Letters of credit outstanding																																							30		6										10												6	6										5		10	80				1,627							2
Letters of credit, available amount																											4																																																						673
Letters of credit, commitment fees																																																																																	0.50%
Minimum equity interest considered for exception (as a percent)							66.00%
Debt instrument, principal amount									190		57		59														210																										20	3				21												122
Debt instrument, interest rate, stated percentage (as a percent)									5.375%		6.00%	5.875%														6.67%																	7.31%		7.25%		7.12%		5.95%																												3.50%
Proceeds received from tax-exempt bonds								148
Net proceeds from issuance of debt										57																325
Letters of credit issued																											36																												1																																			3
Letters of credit borrowed																											18
Long-term debt	9,729	9,104																											181					159								12	84	29	55	10	20	100	100		75	79	15	2	42		14						27	30
Additional letter of credit facilities																																																				7
Percentage increase over the variable rate in every two years (in basis points)																																																				12.5
Frequency of interest rate escalation (in years)																																																								5
Maximum period which interest rate escalation is applicable (in years)																																																								15
Percentage of applicable margin for availability fee (as a percent)																																																																																							100.00%
Additional loan amount																																																													4
Percentage escalation over the variable rate in every three years (as a percent)																																																																0.25%
Payment of availability fee of portion of applicable margin on issued letter of credit (as a percent)																																																														100.00%
Notional amount of interest rate derivatives	2,121	2,782		686
Percentage of term loan entered into interest rate swap																																																																					80.00%
Number of scheduled settlement dates for swaption maturity																																																																			7
Ownership interest (as a percent)						50.00%
Minimum percentage of debt outstanding under the EBL which is equal to funded letter of credit facility (as a percent)																																																																						104.00%
Repayments of debt																																																																							55	61	61
Promissory note conversion into equity					56	62
Commitment from third party to finance working capital needs and the expenses of the construction of STP Units 3 and 4																																																																														$ 500	$ 100

[1]	The cash portion of the loan is fully drawn; additional amounts will be utilized for capitalized interest.